Profit/(loss) from discontinued operations - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Detailed information about profit loss from discontinued operations [Line Items]
Profit (loss) from discontinued operations	€ 14	€ 16	€ 64
Discontinued operations of the company [Member] | Service division [Member]
Detailed information about profit loss from discontinued operations [Line Items]
Profit (loss) from discontinued operations	€ 14	€ 16	64
Discontinued operations of the company [Member] | Service division [Member] | Divestment amey busines UK [Member]
Detailed information about profit loss from discontinued operations [Line Items]
Net capital gain			58
Transfer to the income statement of currency translation differences accumulated in equity			(156)
Interest rate hedge derivatives			€ (15)